Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets
	License and Know-how
	2025	2024
Cost
Balance as of January 1,	1,538	1,538
Additions	-	-
Balance as of December 31,	1,538	1,538
Accumulated Amortization
Balance as of January 1,	1,439	1,373
Additions	66	66
Balance as of December 31,	1,505	1,439
Amortized cost
Balance as of December 31,	33	99